Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	156 Months Ended	180 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RiverNorth/Oaktree High Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%	1.87%
Performance Inception Date		Dec. 28, 2012
RiverNorth/Oaktree High Income Fund | ICE Bank of America Merrill Lynch Non-Financial Developed High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.73%	3.96%	6.05%	4.81%
Performance Inception Date		Dec. 28, 2012
RiverNorth/Oaktree High Income Fund | S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.94%	6.37%	5.78%	5.03%
Performance Inception Date		Dec. 28, 2012
RiverNorth/Oaktree High Income Fund | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.66%	4.34%	5.00%	4.18%
Performance Inception Date		Dec. 28, 2012
RiverNorth/Oaktree High Income Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.93%	4.60%	5.26%	4.44%
Performance Inception Date		Dec. 28, 2012
RiverNorth/Oaktree High Income Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.81%	2.05%	3.11%	2.25%
Performance Inception Date		Dec. 28, 2012
RiverNorth/Oaktree High Income Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.04%	2.38%	3.10%	2.40%
Performance Inception Date		Dec. 28, 2012
RiverNorth/DoubleLine Strategic Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%		2.44%
RiverNorth/DoubleLine Strategic Income Fund | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.31%	2.40%	3.94%		4.67%
RiverNorth/DoubleLine Strategic Income Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	2.66%	4.21%		4.93%
RiverNorth/DoubleLine Strategic Income Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.76%	0.17%	1.90%		2.58%
RiverNorth/DoubleLine Strategic Income Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		4.44%	0.92%	2.20%		2.77%

[1]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Class I shares only and will differ for Class R shares.
[2]	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[3]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Class I shares only and will differ for Class R shares.
[4]	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund Shares at the end of the measurement period.